Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-Term Debt [Abstract]
Long-Term Debt

	June 30, 2015	December 31, 2014
Term Loan B	205,000	—
Credit facility	—	126,000
Less deferred finance costs, net	(4,834)	(1,913)
Total long term debt	200,166	124,087
Less unamortized discount	(2,035)	—
Less current portion, net of deferred finance cost	(636)	(10,022)
Total Long Term Debt, net of current portion and net of deferred finance costs	$197,495	$114,065